Provisions (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Provisions
Current portion of provision for lease contract termination costs	€ 2,280	€ 2,326
Non-current portion of provisions for lease contract termination costs	7,974	10,012
Lease contract termination costs [Member]
Provisions
Provision for lease contract termination costs, Beginning Balance	12,338	14,061
Utilization of the provision	(2,545)	(2,452)
Unwinding of discount	628	421
Effect of exchange rates	(167)	308
Provision for lease contract termination costs, Ending Balance	10,254	12,338
Current portion of provision for lease contract termination costs	2,280	2,326
Non-current portion of provisions for lease contract termination costs	€ 7,974	€ 10,012